Exploration in non-operating areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 13,452	$ 14,252	$ 11,270
Services provided by third parties
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	6,640	6,324	4,742
Personnel expenses
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	2,982	2,898	2,748
Lands
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	982	1,190	967
Short-term and low-value lease
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	368	917	612
Laboratory analysis and tests
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	376	862	508
Professional fees
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	386	557	439
Consumption of materials and supplies
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	698	467	251
Transport
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	244	173	191
Other
Disclosure Of Exploration In Non-Operating Areas [Line Items]
Expense arising from exploration for and evaluation of non operating units	$ 776	$ 864	$ 812